Leases (Details) - Schedule of Future Minimum Payments	12 Months Ended
Sep. 30, 2023 USD ($)
Schedule of Future Minimum Payments [Abstract]
2024	$ 41,941
Less: imputed interest	(371)
Total	$ 41,570